Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 511.5	$ 538.4	$ 211.7
Foreign currency adjustments:
Foreign currency translation gain (loss) arising during the period	(100.8)	172.7	(48.7)
Reclassification of foreign currency translations losses	0.0	13.9	0.0
Total foreign currency translation adjustments	(100.8)	186.6	(48.7)
Derivative instruments:
Unrealized hedging gains (losses) and other, net of tax of $2.6, $0.5 and ($0.2)	13.7	(1.2)	7.3
Reclassification of deferred hedging (gains) losses and other, included in net income, net of tax of ($3.1), ($0.1) and $3.3 (3)	(7.7)	(0.7)	6.0
Total derivative instruments, net of tax of ($0.5), $0.4 and $3.1	6.0	(1.9)	13.3
Pension and other postretirement benefits:
Unrealized actuarial gains (losses) and prior service (costs) credits, net of tax of $1.3, $1.9 and ($7.7)	4.2	0.6	(26.9)
Reclassification of net actuarial and other (gain) loss, amortization of prior service costs and settlement charges, included in net income, net of tax of $4.3, $14.5 and $20.6	16.5	51.6	39.2
Total pension and other postretirement benefits, net of tax of $5.6, $16.4 and $12.9	20.7	52.2	12.3
Other comprehensive income (loss), net of tax	(74.1)	236.9	(23.1)
Comprehensive income (loss)	437.4	775.3	188.6
Less: Comprehensive income (loss) attributable to the noncontrolling interest	3.9	1.4	0.6
Comprehensive income (loss) attributable to FMC stockholders	$ 433.5	$ 773.9	$ 188.0